Annual Fund Operating Expenses - Delaware High-Yield Opportunities Fund	Jul. 31, 2020
Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%	[1]
Total annual fund operating expenses	1.16%
Fee waivers and expense reimbursements	(0.22%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%
Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual fund operating expenses	1.91%
Fee waivers and expense reimbursements	(0.22%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.69%
Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.26%	[1]
Total annual fund operating expenses	1.41%
Fee waivers and expense reimbursements	(0.22%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.19%
Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.26%	[1]
Total annual fund operating expenses	0.91%
Fee waivers and expense reimbursements	(0.22%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.69%
Class R6
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.15%	[1]
Total annual fund operating expenses	0.80%
Fee waivers and expense reimbursements	(0.22%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.58%

[1]	“Other expenses” for Class R6 shares are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s average daily net assets for all classes other than Class R6, and 0.58% of the Fund’s Class R6 shares’ average daily net assets, from April 19, 2021 through November 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund’s Board of Trustees (Board).